Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share
Basic and diluted net loss per common share for the three months ended March 31, 2026 and 2025 was calculated as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
Numerator:
Net loss	$(16,429,430)	$(3,308,219)
Less: Cumulative preferred dividends	—	—

Net loss attributable to common stockholders	$(16,429,430)	$(3,308,219)

Denominator:
Weighted average common shares outstanding—basic and diluted	10,233,183	10,000,000

Net loss per share attributable to common stockholders—basic and diluted	$(1.61)	$(0.33)

Basic and diluted net loss per common share for the years ended December 31, 2025 and 2024 was calculated as follows:

	For the Years Ended December 31,
	2025	2024
Numerator:
Net loss	$(26,661,677)	$(4,699,469)
Less: Cumulative preferred dividends	—	—

Net loss attributable to common stockholders	$(26,661,677)	$(4,699,469)

Denominator:
Weighted average common shares outstanding-basic and diluted	10,174,887	10,000,000

Net loss per share attributable to common stockholders- basic and diluted	$(2.62)	$(0.47)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company excluded the following potential shares of common stock, presented based on amounts outstanding at each stated period end, from the computation of dilutes net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	March 31,
	2026	2025
Stock options	1,395,686	—
SAFEs (1)	2,787,526	—
Convertible preferred stock	3,973,369	2,991,852

Total potentially dilutive shares	8,156,581	2,991,852

(1)
The number of shares from SAFEs assumes a conversion on the one year anniversary. If an equity financing or business combination occurs before the one year anniversary, the number of potentially dilutive shares could vary.

The Company excluded the following potential shares of common stock, presented based on amounts outstanding at each stated period end, from the computation of dilutes net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2025	2024
Convertible preferred stock	3,973,369	2,579,168
SAFEs (1)	2,067,669	—
Stock options	1,461,162	—

Total potentially dilutive shares	7,502,200	2,579,168

(1)
The number of shares from SAFEs assumes a conversion on the one year anniversary. If an equity financing or business combination occurs before the one year anniversary, the number of potentially dilutive shares could vary.